Acquisitions and Divestitures (Details Narrative) - USD ($)						6 Months Ended	12 Months Ended
	Jul. 02, 2020	Apr. 15, 2020	Mar. 11, 2020	Feb. 17, 2020	Feb. 17, 2020	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2019
Business Acquisition [Line Items]
Common stock, shares outstanding						9,618,401	5,654,830	8,015,756
Value of shares issued to acquire assets							$ 3,384,285
Subsequent Event [Member]
Business Acquisition [Line Items]
Stock issued during period, shares		12,500
HMNRTH, LLC [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition of assets			238,750
HMNRTH, LLC [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition of assets, value	$ 70,850
Purchase Agreement [Member] | Pearl 33 Holdings, LLC [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Stock issued during period, shares				150,000
Ownership percentage				72.15%	72.15%
Common stock, shares outstanding				110,964	110,964
Purchase Agreement [Member] | Cloud B Shares [Member]
Business Acquisition [Line Items]
Stock issued during period, shares					80,065
Share issued price per share				$ 1.00	$ 1.00
Ownership percentage				72.15%	72.15%
Common stock, shares outstanding				110,964	110,964
Indemnification Agreement [Member] | Pearl 33 Holdings, LLC [Member]
Business Acquisition [Line Items]
Number of shares issued to acquire assets						150,000
Value of shares issued to acquire assets						$ 405,000